Submission	Feb. 24, 2025
Submission [Line Items]
Central Index Key	0001419612
Registrant Name	SolarEdge Technologies, Inc.
Form Type	S-8
Submission Type	S-8
Fee Exhibit Type	EX-FILING FEES